CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and Due from Banks	$ 175,423,476	$ 177,866,399
Cash	66,932,871	71,784,839
Financial Institutions and Correspondents	108,490,605	106,081,560
Argentine Central Bank (BCRA)	102,597,603	102,843,651
Other, Local and Foreign Financial Institutions	5,893,002	3,237,909
Debt Securities at fair value through profit or loss	155,419,560	89,431,378
Derivative Financial Instruments	2,165,032	3,170,815
Repurchase Transactions	60,995,643	40,944,933
Other Financial Assets	10,093,626	14,860,200
Loans and Other Financing	526,434,119	488,144,152
Non-financial Public Sector	334	9,297
Argentine Central Bank (BCRA)	13,195	30,460
Other Financial Institutions	14,700,600	14,697,129
To the Non-financial Private Sector and Residents Abroad	548,953,562	508,591,528
Allowances	(37,233,572)	(35,184,262)
Other Debt Securities	23,070,377	25,893,436
Financial Assets Pledged as Collateral	18,717,443	15,725,036
Current Income Tax Assets	197,094	55,141
Investments in Equity Instruments	5,711,684	6,200,459
Equity investments in Associates and Joint Ventures	89,142	0
Property, Plant and Equipment	43,731,420	44,877,360
Intangible Assets	14,468,821	11,834,308
Deferred Income Tax Assets	9,212,595	3,821,378
Assets for Insurance Contracts	1,885,390	1,608,517
Other Non-financial Assets	7,634,427	8,782,988
Non-current Assets Held for Sale	29,328	53,106
Total Assets	1,055,279,177	933,269,606
Liabilities
Deposits	676,395,735	536,033,696
Non-financial Public Sector	21,537,481	2,631,790
Financial Sector	1,947,127	613,904
Non-financial Private Sector and Residents Abroad	652,911,127	532,788,002
Liabilities at fair value through Profit or Loss	0	1,936,133
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	97,471,465	97,153,624
Financing Received from the Argentine Central Bank and Other Financial Institutions	13,833,439	30,936,161
Debt Securities	17,073,898	39,808,666
Current Income Tax Liabilities	15,227,474	14,042,235
Subordinated Debt Securities	21,653,546	21,100,718
Provisions	3,776,297	3,739,734
Deferred Income Tax Liabilities	136,934	3,020,554
Liabilities for Insurance Contracts	2,060,976	1,999,408
Other Non-financial Liabilities	25,258,228	23,239,327
Total Liabilities	872,945,442	774,209,789
Shareholders' Equity
Capital Stock	1,474,692	1,426,765
Paid-in capital	17,281,187	10,951,132
Capital Adjustments	61,548,313	60,622,637
Profit Reserves	178,751,308	127,248,745
Retained Deficit	(102,255,270)	(77,955,542)
Other Comprehensive Income	341,829	551,139
Income / (Loss) for the Year	25,191,673	32,276,377
Shareholders' Equity Attributable to Parent Company's Owners	182,333,732	155,121,253
Shareholders' Equity Attributable to Non-controlling Interests	3	3,938,564
Total Shareholders' Equity	$ 182,333,735	$ 159,059,817